Stockholders' Equity (Details) - Schedule of Warrant Activity - $ / shares	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Warrant Activity [Abstract]
Number of Shares, Outstanding, balance at beginning	153,654	175,452	227,909
Weighted Average Exercise Price, balance at beginning	$ 36.96	$ 36.88	$ 33.6
Weighted Average Remaining Life, balance at beginning	6 years 6 months		3 years 4 months 24 days
Number of Shares, Granted		17,837	8,036
Weighted Average Exercise Price, Granted	$ 4.19	$ 29.6	$ 70
Weighted Average Remaining Life, Granted		5 years	5 years
Number of Shares, Exercised/cancelled		(39,635)	(60,493)
Weighted Average Exercise Price, Exercised/cancelled		$ 33.2	$ 25.76
Weighted Average Remaining Life, Exercised/cancelled		1 month 6 days
Number of Shares, Outstanding, balance at ending		153,654	175,452
Weighted Average Exercise Price, Outstanding, balance at ending		$ 36.96	$ 36.88
Weighted Average Remaining Life, Outstanding, balance at ending		2 years 11 months 15 days	3 years